Income tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Line Items]
Schedule of Loss before Income Tax, Domestic and Foreign
Loss before provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
U.S.	$(75,822)	$(73,317)
Foreign	—	—
Loss before provision for income taxes	$(75,822)	$(73,317)

Schedule of Components of Income Tax Expense (Benefit)
The income tax expense for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Current:
Federal	$—	$—
State	21	8
Foreign	—	—
Total current income tax expense	$21	$8
Deferred:
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred income tax expense	—	—
Income tax expense	$21	$8

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the provision for income tax expense and the amount of income tax computed by applying the U.S. federal statutory rate to income before provision for income taxes as shown in the accompanying consolidated statements of operations and other comprehensive loss for the years ended December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Tax provision at U.S. federal statutory rate	21.00%	21.00%
Nondeductible expenses	(1.62)	(0.93)
Fair value adjustments on earnout interests liability	0.14	8.22
Fair value adjustments on derivative liability	0.07	1.96
Research and development credit	1.13	3.10
State taxes, net of federal benefit	6.95	10.41
Change in valuation allowance adjustment	(27.59)	(44.79)
Other	(0.11)	1.02
Effective tax rate	(0.03)%	(0.01)%

Schedule of Deferred Tax Assets and Liabilities
The Company's components of deferred tax assets and liabilities for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryover	$55,792	$39,061
General business and other tax credits	6,765	5,622
Capitalized research and development	8,363	5,937
Intangible assets	2,055	2,236
Fair value adjustments	—	199
Lease liabilities	1,386	1,811
Stock based compensation	607	1,092
Business interest limitation	56	—
Inventories	1,298	1,815
Other non-current deferred tax assets	1,106	932
Subtotal	77,428	58,705
Valuation allowance	(75,306)	(54,572)
Total	$2,122	$4,133

Deferred tax liabilities:
Fixed assets	$(567)	$(998)
Operating lease right-of-use asset	(1,338)	(1,770)
Other non-current deferred tax liabilities	(217)	(1,365)
Total	$(2,122)	$(4,133)

Net deferred tax asset	$—	$—

ElectraMeccanica Vehicles Corp
Income Tax [Line Items]
Schedule of Loss before Income Tax, Domestic and Foreign
Loss before income taxes consisted of the following:

	December 31, 2023	December 31, 2022
Canadian operations	$(30,999,187)	$(90,933,403)
U.S. operations	(26,464,823)	(32,734,055)
Other operations	(117,190)	(7,501)
	$(57,581,200)	$(123,674,959)

Schedule of Components of Income Tax Expense (Benefit)
Provisions for federal, foreign and state income taxes in the consolidated statements of operations consisted of the following components:

	Year ended December 31, 2023	Year ended December 31, 2022
Current expense:
State	$1,000	$23,554
Current expense and total income tax expense	$1,000	$23,554

Schedule of Effective Income Tax Rate Reconciliation	The following summary reconciles income taxes at the statutory rate of 27% applicable for all periods presented to the Company’s actual income tax expense:

	Year ended December 31, 2023	Year ended December 31, 2022
Income taxes at statutory rate	$(15,546,924)	$(33,392,239)
Increase (decrease) in taxes resulting from:
Non-deductible business expenses	1,188,512	651,693
Tax effects attributable to foreign operations	2,344	150
Change in estimates	(232,497)	1,332,196
Share issue costs and other	(20,442)	56,869
Change in valuation allowance	14,610,007	31,374,885
Income tax expense	$1,000	$23,554

Schedule of Deferred Tax Assets and Liabilities
The temporary differences that give rise to significant portion of the deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforwards	$66,623,318	$49,865,691
Capital Loss	861,300	—
Federal tax credit carryforwards	819,504	—
Inventory	3,561,379	2,216,526
R&D expenditure	3,532,061	2,599,268
Lease liability	247,843	680,539
Property, plant and equipment	4,423,257	1,898,663
Share issue costs	740,396	1,393,210
Scientific research and experimental development expenditures	696,474	696,474
Other assets / liabilities	3,568,240	8,870,158
Stock based compensation	2,256,939	1,410,199
Deferred tax asset, gross	87,330,711	69,630,728
Valuation allowance	86,078,486	67,597,167
Deferred tax assets, net	$1,252,225	$2,033,561

Deferred tax liabilities
Cloud computing assets	$(1,020,671)	$(1,391,825)
Lease assets	(231,554)	(641,736)
Deferred tax liabilities	$(1,252,225)	$(2,033,561)

Net deferred tax assets (liabilities)	$—	$—